UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


         Report for the Calendar Year or Quarter End: December 31, 2005

Check here if Amendment [X]; Amendment Number:  1
  This Amendment (Check only one.):[ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                      Redbrick Capital Management, L.P.
Address:                   75 Park Plaza
                           Boston, MA 02116



13F File Number:  28-11687


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Sherri Pelski
Title:     Chief Financial Officer
Phone:     617-892-8950

Signature, Place and Date of Signing:

/s/ Sherri Pelski                       Boston, MA             2/22/2006
-----------------------------       -----------------      -------------------
    [Signature]                       [City, State]              [Date]


Report Type:  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         None


                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:                0
List of Other Included Managers:                  N/A

Form 13F Information Table Entry Total:           1
Form 13F Information Table Value Total:           $9,906
                                                  (thousands)

List of Other Included Managers:                        None

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                        Redbrick Capital Management, L.P.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/05


Column 1            Column 2           Column 3    Column 4         Column 5       Column 6     Column 7         Column 8

                     TITLE OF                       VALUE     SHARES/    SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER        CLASS            CUSIP       (x$1000)   PRN AMT    PRN CALL  DISCRETION  MANAGERS*    SOLE   SHARED  NONE


OMNICARE INC         DBCV 3.250% 12/1  681904AL2   9,906     10,000,000  PRN        SOLE                    10,000,000
